Changes in accounting policies	12 Months Ended
Dec. 31, 2018
Changes in accounting policies [Abstract]
Changes in accounting policies
2	Changes in accounting policies

New Standards adopted as at 1 January 2018

IFRS 15 ‘Revenue from Contracts with customers’
IFRS 15 ‘Revenue from Contracts with Customers’ and the related ‘Clarifications to IFRS 15 Revenue from Contracts with Customers’ (hereinafter referred to as ‘IFRS 15’) replace IAS 18 ‘Revenue’,IAS 11 ‘Construction Contracts’, and several revenue-related Interpretations.

The new Standard has been applied retrospectively without restatement, with the cumulative effect of initial application recognized as an adjustment to the opening balance of retained earnings at 1 January 2018; nevertheless, as described following there were no adjustments due to the adoption.

In accordance with the transition guidance, IFRS 15 has only been applied to contracts that are incomplete as at 1 January 2018.

In connection with the revenue recognition of the Group, the main considerations in the adoption of IFRS 15 were:

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Specialized maritime: performance obligations did not undergo any changes and they are considered as a single performance obligation identified in the contract and/or service order, which corresponds to the days of service, movement of merchandise or service rendered. All these obligations are met as the Group renders the services and is entitled to the collection thereof; therefore, they are recognized over time, consistent with their recognition under the foregoing standards. Sales prices are fixed and do not contemplate financing components derived from their terms of less than one year, insofar as each transaction only contemplates a single performance obligation. The price of the transaction is allocated to a single obligation;

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Ports and terminals: Performance obligations relative to these revenues are satisfied as the services are rendered. They are considered single performance obligations, which are usually met immediately. Sales prices are fixed and stipulated in the contract and/or service order, without including variable parts or financing components. Related revenues are recognized over time consistently with their recognition under the foregoing standards;

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Logistics: performance obligations mainly correspond to the repair of containers and railroad freight cars, where the customer receives and consumes the benefits as the Group performs them and, therefore, revenues are recognized over time. Prices are fixed for most of the customers and, in some cases, fixed discounts are granted which are contemplated at the inception of the contract. Accordingly, they are not required to be estimated. Each transaction is considered a single performance obligation. Therefore, the total of the consideration is allocated thereto. This revenue recognition is consistent with the revenue recognized under the foregoing standard;

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Warehousing: the customer is considered to receive and consume the benefits as the group renders storage and handling services, that is, during the period in which the customer is entitled to keep the merchandise at the warehouses of the Group, in accordance with the corresponding contract. Sales prices are fixed and include neither discounts nor financing components. Revenue is recognized over time, which is consistent with recognition under the foregoing standards.

The Group considers contract costs to be immaterial. Moreover, they correspond to contracts for periods of less than one year. Toward that end, the Company recognizes these costs in income as incurred. The foregoing is consistent with the accounting treatment under the above standards.

None of the revenue transactions qualifies to be considered a series of goods or services, insofar as the transfer pattern is not the same because the services vary based on the type of shipment, characteristics of the products transported or stored, services by type of shipment, formalities in port or repairs, as appropriate. None of the service contracts meets the characteristics to be combined with other contracts.

Finally, as at the opening date of application, the Group has not identified liabilities for unsatisfied performance obligations. There are contractual assets where the Group has met the performance obligation before receiving the corresponding consideration. The foregoing is consistent with the foregoing journal entries, and only contract asset balances were reclassified that had previously been included in the trade accounts receivable balance. Moreover, no loss contracts were identified in accordance with the contracts evaluated by the Group. The remaining effects concern matters of disclosure in the notes to the consolidated financial statements.

IFRS 9 ‘Financial Instruments’
IFRS 9 replaces IAS 39 ‘Financial Instruments: Recognition and Measurement’. It makes major changes to the previous guidance on the classification and measurement of financial assets and introduces an ‘expected credit loss’ model for the impairment of financial assets.

When adopting IFRS 9, the Group has applied transitional relief and opted not to restate prior periods. Pursuant to the analysis performed by the Group, adoption of this standard did not have any effect on the recognition and measurement of its financial instruments, with regard to the accounting policies for financial instruments of the Group, based on the above applicable standards. The main effects correspond to matters concerning classification and disclosures in the notes to the consolidated financial statements.

In connection with the financial assets of the Group, the main considerations in the adoption of IFRS 9 were:

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the classification and measurement of financial assets of the Group. Management has financial assets to hold and collect the associated cash flows. All its financial assets were previously recorded at amortized cost; therefore, they will be accounted consistently with the foregoing standard under the new classification; and

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impairment of financial assets by applying the expected credit loss model. This affects the trade accounts receivable of the Group and other financial assets measured at amortized cost. For contractual assets derived from IFRS 15 and trade accounts receivable, the Group applies a simplified recognition model of expected credit losses during the lifetime of the asset, since these items do not have a significant financing component. See Note 26.

There have been no changes to the classification or measurement of financial liabilities as a result of the application of IFRS 9.

Standards, amendments and Interpretations to existing Standards that are not yet effective and have not been adopted early by the Group
At the date of authorization of these financial statements, several new, but not yet effective, Standards, amendments to existing Standards, and Interpretations have been published by the International Accounting Standards Board (IASB). None of these Standards, amendments or Interpretations have been adopted early by the Group.

Management anticipates that all relevant pronouncements will be adopted for the first period beginning on or after the effective date of the pronouncement. New Standards, amendments and Interpretations neither adopted nor listed below have not been disclosed as they are not expected to have a material impact on the Group’s financial statements, except for IFRS 16 ‘Leases’, which is described below.

IFRS 16 ‘Leases’
IFRS 16 will replace IAS 17 ‘Leases’ and three related Interpretations. It completes the IASB’s long-running project to overhaul lease accounting. Leases will be recorded in the statement of financial position in the form of a right-of-use asset and a lease liability. There are two important reliefs provided by IFRS 16 for assets of low value and short-term leases of less than 12 months.

IFRS 16 is effective from periods beginning on or after 1 January 2019. Early adoption is permitted; however, the Group have decided not to early adopt.

Management is in the process of evaluating the total impact of this standard. So far, the Group:

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has decided to use the practical expedient for not performing a complete review of existing leases and applying IFRS 16 only to new or modified contracts. Leases that will be modified or renewed in 2019 are considered immaterial, and it is estimated that an exemption may be applied to low-value assets or short-term leases;

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considers that the most significant impact will be that the Group will have to recognize a right-of-use asset and a lease liability for the offices and certain operating equipment (tow-trucks) that are currently treated as operating leases. As at December 31, 2018, future minimum lease payments amount to $46.1 million dollars. This means that the nature of the expense will change from being an operating lease expense to depreciation and interest expense; and

•	it concludes that there will not be any significant impact on the financial lease that is currently maintained in the statement of financial position.

The Group is planning to adopt IFRS 16 on 1 January 2019 using the Standard’s modified retrospective approach. Under this approach the cumulative effect of initially applying IFRS 16 is recognized as an adjustment to equity at the date of initial application. Comparative information is not restated.

Choosing this transition approach results in further policy decisions the Group need to make as there are several other transitional reliefs that can be applied. These relate to those leases previously held as operating leases and can be applied on a lease-by-lease basis. The Group are currently assessing the impact of applying these other transitional reliefs.

IFRS 16 has not generated significant changes in the journal entries of the lessors.  It is important to note that the lease agreements in which the Group acts as a lessor are immaterial.